Accumulated Other Comprehensive Income (Loss) - Location of Loss Reclassified from AOCI into Income (Details) $ in Millions	12 Months Ended
Feb. 28, 2018 USD ($)
Selling, marketing and administration [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gains and Losses on Cash Flow Hedges	$ 2